REVENUE INFORMATION	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
REVENUE INFORMATION

20. REVENUE INFORMATION

Revenues

The Group’s revenues are disaggregated by major products/services lines, timing of revenue recognition and primary geographical markets (based on the location of customers) as follow:

Major products/services lines	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
CPaaS
- Text messaging	244,445	235,842	119,416
- Voice calls	81,574	56,892	25,953
- Others (Note2)	59,418	56,136	46,796
Cloud-based CC	227,550	276,126	310,765
Cloud-based UC&C	107,378	125,358	89,350
Other services	3,088	2,334	1,354
Revenues	723,453	752,688	593,634

Note 1: The gross amount of revenue from services as an agent was RMB212 million, RMB166 million and RMB89 million for the years ended December 31, 2020, 2021 and 2022. The net amount of revenue from services as an agent was RMB50 million, RMB41 million and RMB14 million for the years ended December 31, 2020, 2021 and 2022 respectively.

Note 2: Others mainly include CPaaS revenue from the customers’ use of the Group’s Internet of Things (IoT) and jointly-operated CPaaS platforms.

Timing of revenue recognition	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Point in time	490,449	476,019	381,163
Over time	233,004	276,669	212,471
Revenues	723,453	752,688	593,634

Primary geographical markets (based on the location of customers)	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
The PRC	700,535	711,932	556,663
Japan	22,918	40,756	36,971
Revenues	723,453	752,688	593,634

Revenue based on a gross basis/ net basis	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
On a gross basis	667,732	689,667	579,629
On a net basis	55,722	63,021	14,005
Revenues	723,453	752,688	593,634

Contract Assets and Contract Liabilities

The Group’s contract assets and contract liabilities as of December 31, 2020, 2021 and 2022 are as follows:

	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Contract assets	18,342	21,118	50,838
Contract liabilities	177,376	285,936	359,801

The contract assets primarily relate to the Group’s rights to consideration for work performed but not invoiced at the reporting date on Cloud-based UC&C projects and Cloud-based CC projects. The contract assets are transferred to receivables when the rights to consideration become unconditional.

The contract liabilities primarily related to the advanced consideration received from customers in relation to the subsequent provision of Cloud-based CC services and CPaaS solutions. The contract liabilities will be recognized as revenue when the Group fulfils its performance obligations to transfer the promised products or services to customers, which is expected to occur within one year.

Changes in the contract assets balances for the years ended December 31, 2020, 2021 and 2022 are as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Gross amount at the beginning of the year	16,577	25,075	31,722
Increases due to revenue recognized during the year	46,662	51,712	50,825
Transfers to accounts receivable during the year	(38,164)	(45,065)	(19,403)
Gross amount at the end of the year	25,075	31,722	63,144
Allowance for contract assets	(6,733)	(10,604)	(12,306)
Contract assets, net	18,342	21,118	50,838

The movement of the allowance for contract assets is as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at the beginning of the year	995	6,733	10,604
Additions charged to bad debt expense	5,738	3,871	1,702
Balance at the end of the year	6,733	10,604	12,306

Changes in the contract liabilities balances for the years ended December 31, 2020, 2021 and 2022 are as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at the beginning of the year	121,748	177,376	285,936
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	(81,807)	(74,907)	(96,082)
Increase due to cash received, excluding amount recognized as revenue during the year	137,435	183,467	169,947
Balance at the end of the year	177,376	285,936	359,801

The amounts of revenue recognized for the years ended December 31, 2020, 2021 and 2022 that were included in the contract liabilities balances at the beginning of the year are RMB81,807, RMB74,907 and RMB96,082, respectively.

The Company has elected the practical expedient in ASC 606-10-50-14(a) to not disclose the information about remaining performance obligations which are part of contracts that have an original expected duration of one year or less.